Equity - Schedule of Share Capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share Capital [Abstract]
Ordinary shares, Authorized	70,000,000	70,000,000
Ordinary shares, Outstanding	57,686,056	57,505,031